AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 17, 2016

Securities Act File No. 333-92415

Investment Company Act File No. 811-09721

United States

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 45 ☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 49 ☒

PIMCO MANAGED ACCOUNTS TRUST

 (Exact Name of Registrant as Specified in Charter)

C/O Pacific Investment Management Company LLC

1633 Broadway

New York, NY 10019

(Address of Principal Executive Officer)

Registrant’s Telephone Number, including Area Code: (888) 877-4626

Copy to:

Joshua D. Ratner, Esq. Pacific Investment Management Company LLC 1633 Broadway New York, New York 10019	David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199
(Name and address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [ ], 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 45 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 44 on Form N-1A filed February 29, 2016. This PEA No. 45 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 44 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 45 (the “Amendment”) to its registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York on the 17th day of  March, 2016.

PIMCO MANAGED ACCOUNTS TRUST

By:	/s/ PETER G. STRELOW
Name:	Peter G. Strelow
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Peter G. Strelow*	President (Principal Executive Officer)	March 17, 2016
Peter G. Strelow

William G. Galipeau*	Treasurer (Principal Financial and Accounting Officer)	March 17, 2016
William G. Galipeau

Craig A. Dawson*	Trustee	March 17, 2016
Craig A. Dawson

Deborah A. DeCotis*	Trustee	March 17, 2016
Deborah A. DeCotis

Bradford K. Gallagher*	Trustee	March 17, 2016
Bradford K. Gallagher

James A. Jacobson*	Trustee	March 17, 2016
James A. Jacobson

Hans W. Kertess*	Trustee	March 17, 2016
Hans W. Kertess

John C. Maney*	Trustee	March 17, 2016
John C. Maney

William B. Ogden IV*	Trustee	March 17, 2016
William B. Ogden IV

Alan Rappaport*	Trustee	March 17, 2016
Alan Rappaport

*By:	/S/ David C. Sullivan
David C. Sullivan as attorney-in-fact

*Pursuant to power of attorney filed with Post-Effective Amendment No. 41 to Registration Statement No. 333-92415 on December 23, 2014.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase